Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of Balance Sheets
	December 31, 2020
	As Reported	Restatement Adjustments	As Restated
ASSETS
CURRENT ASSETS
Cash	$43,178	$-	$43,178
Prepaid expenses and other assets	40,672	-	40,672

Total current assets	83,850	-	83,850

OTHER ASSETS
Marketable securities held in trust account	27,713,815	-	27,713,815
Escrow for private placement	20,002,872	-	20,002,872

Total other assets	47,716,687	-	47,716,687

TOTAL ASSETS	47,800,537	-	47,800,537

LIABILITIES AND STOCKHOLDERS’ EQUITY

CURRENT LIABILITIES
Accounts payable	1,656,199	-	1,656,199
Private placement received in advance	20,002,872	-	20,002,872
Income taxes payable	-	-	-
Franchise taxes payable	30,000	-	30,000
Due to affiliates	45,000	-	45,000

Total current liabilities	21,734,071	-	21,734,071

LONG TERM LIABILITIES
Deferred underwriting fee payable	6,771,556	-	6,771,556
Warrant Liability	-	75,973,939	75,973,939

Total long term liabilities	6,771,556	75,973,939	82,745,495

Total liabilities	28,505,627	75,973,939	104,479,566

COMMITMENTS AND CONTINGENCIES
Class A common stock subject to possible redemption, $0.0001 par value, 2,651,614 shares at redemption value of $10.10 per share at December 31, 2020	14,294,907	12,486,394	26,781,301

STOCKHOLDERS’ EQUITY
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	-	-	-
Class A Common Stock; $0.0001 par value; 100,000,000 shares authorized; 0 shares issued and outstanding (excluding 2,651,614 shares subject to possible redemption), as of December 31, 2020	124	(124)	-
Class B Common Stock; $0.0001 par value; 10,000,000 shares authorized; 4,232,222 shares issued and outstanding as of December 31, 2020.	423	-	423
Additional paid-in capital	3,233,443	(3,233,443)	-
Retained earnings (accumulated deficit)	1,766,013	(85,226,766)	(83,460,753)

Total stockholders’ equity	5,000,003	(88,460,333)	(83,460,330)

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$47,800,537	$0	$47,800,537

	December 31, 2019
	As Reported	Restatement Adjustments	As Restated
ASSETS
CURRENT ASSETS
Cash	$482,665	$-	$482,665
Prepaid expenses and other assets	37,571	-	37,571

Total current assets	520,236	-	520,236

OTHER ASSETS
Marketable securities held in trust account	175,410,617	-	175,410,617
Escrow for private placement	-	-	-

Total other assets	175,410,617	-	175,410,617

TOTAL ASSETS	175,930,853	-	175,930,853

LIABILITIES AND STOCKHOLDERS’ EQUITY

CURRENT LIABILITIES
Accounts payable	111,968	-	111,968
Private placement received in advance	-	-	-
Income taxes payable	572,160	-	572,160
Franchise taxes payable	80,000	-	80,000
Due to affiliates	-	-	-

Total current liabilities	764,128	-	764,128

LONG TERM LIABILITIES
Deferred underwriting fee payable	6,771,556	-	6,771,556
Warrant Liability	-	7,639,893	7,639,893

Total long term liabilities	6,771,556	7,639,893	14,411,449

Total liabilities	7,535,684	7,639,893	15,175,577

COMMITMENTS AND CONTINGENCIES
Class A common stock subject to possible redemption, $0.0001 par value, 15,421,314 shares at redemption value of $10.10 per share at December 31, 2019	163,395,164	(7,639,888)	155,755,276

STOCKHOLDERS’ EQUITY
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	-	-	-
Class A Common Stock; $0.0001 par value; 100,000,000 shares authorized; 1,507,575 shares issued and outstanding (excluding 15,421,314 shares subject to possible redemption), as of December 31, 2019	76	75	151
Class B Common Stock; $0.0001 par value; 10,000,000 shares authorized; 4,232,222 shares issued and outstanding as of December 31, 2019	423	-	423
Additional paid-in capital	2,342,794	(2,342,794)	-
Retained earnings (accumulated deficit)	2,656,712	2,342,714	4,999,426

Total stockholders’ equity	5,000,005	(5)	5,000,000

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$175,930,853	$0	$175,930,853

	March 31, 2020 (unaudited)
	As Reported	Restatement Adjustments	As Restated
ASSETS
CURRENT ASSETS
Cash	$311,303	$-	$311,303
Prepaid expenses and other assets	26,946	-	26,946

Total current assets	338,249	-	338,249

OTHER ASSETS
Marketable securities held in trust account	176,763,122	-	176,763,122
Escrow for private placement		-	-

Total other assets	176,763,122	-	176,763,122

TOTAL ASSETS	177,101,371	-	177,101,371

LIABILITIES AND STOCKHOLDERS’ EQUITY

CURRENT LIABILITIES
Accounts payable	122,977	-	122,977
Private placement received in advance	-	-	-
Income taxes payable	845,702	-	845,702
Franchise taxes payable	50,000	-	50,000
Due to affiliates		-	-

Total current liabilities	1,018,679	-	1,018,679

LONG TERM LIABILITIES
Deferred underwriting fee payable	6,771,556	-	6,771,556
Warrant Liability	-	5,252,427	5,252,427

Total long term liabilities	6,771,556	5,252,427	12,023,983

Total liabilities	7,790,235	5,252,427	13,042,662

COMMITMENTS AND CONTINGENCIES
Class A common stock subject to possible redemption, $0.0001 par value, 15,748,387 shares at redemption value of $10.10 per share at March 31, 2020	164,311,133	(5,252,424)	159,058,709

STOCKHOLDERS’ EQUITY
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	-	-	-
Class A Common Stock; $0.0001 par value; 100,000,000 shares authorized; 1,180,502 shares issued and outstanding (excluding 15,748,387 shares subject to possible redemption), as of March 31, 2020	67	51	118
Class B Common Stock; $0.0001 par value; 10,000,000 shares authorized; 4,232,222 shares issued and outstanding as of March 31, 2020	423	-	423
Additional paid-in capital	1,426,834	(1,426,834)	-
Retained earnings	3,572,679	1,426,780	4,999,459

Total stockholders’ equity	5,000,003	(3)	5,000,000

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$177,101,371	$0	$177,101,371

	June 30, 2020 (unaudited)
	As Reported	Restatement Adjustments	As Restated
ASSETS
CURRENT ASSETS
Cash	$599,156	$-	$599,156
Prepaid expenses and other assets	16,321	-	16,321

Total current assets	615,477	-	615,477

OTHER ASSETS
Marketable securities held in trust account	33,164,861	-	33,164,861
Escrow for private placement		-	-

Total other assets	33,164,861	-	33,164,861

TOTAL ASSETS	33,780,338	-	33,780,338

LIABILITIES AND STOCKHOLDERS’ EQUITY

CURRENT LIABILITIES
Accounts payable	221,898	-	221,898
Private placement received in advance	-	-	-
Income taxes payable	271,937	-	271,937
Franchise taxes payable	20,000	-	20,000
Due to affiliates		-	-

Total current liabilities	513,835	-	513,835

LONG TERM LIABILITIES
Deferred underwriting fee payable	6,771,556	-	6,771,556
Warrant Liability	-	20,054,720	20,054,720

Total long term liabilities	6,771,556	20,054,720	26,826,276

Total liabilities	7,285,391	20,054,720	27,340,111

COMMITMENTS AND CONTINGENCIES
Class A common stock subject to possible redemption, $0.0001 par value, 3,195,004 shares at redemption value of $10.10 per share at June 30, 2020	21,494,941	10,774,599	32,269,540

STOCKHOLDERS’ EQUITY
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	-	-	-
Class A Common Stock; $0.0001 par value; 100,000,000 shares authorized; 0 shares issued and outstanding (excluding 3,195,004 shares subject to possible redemption), as of June 30, 2020	108	(108)	-
Class B Common Stock; $0.0001 par value; 10,000,000 shares authorized; 4,232,222 shares issued and outstanding as of June 30, 2020	423	-	423
Additional paid-in capital	1,671,219	(1,671,219)	-
Retained earnings (accumulated deficit)	3,328,256	(29,157,993)	(25,829,737)

Total stockholders’ equity	5,000,006	(30,829,320)	(25,829,314)

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$33,780,338	$0	$33,780,338

	September 30, 2020 (unaudited)
	As Reported	Restatement Adjustments	As Restated
ASSETS
CURRENT ASSETS
Cash	$11,009	-	$11,009
Prepaid expenses and other assets	74,997	-	74,997

Total current assets	86,006	-	86,006

OTHER ASSETS
Marketable securities held in trust account	33,178,146	-	33,178,146
Escrow for private placement		-	-

Total other assets	33,178,146	-	33,178,146

TOTAL ASSETS	33,264,152	-	33,264,152

LIABILITIES AND STOCKHOLDERS’ EQUITY

CURRENT LIABILITIES
Accounts payable	951,622	-	951,622
Private placement received in advance	-	-	-
Income taxes payable	-	-	-
Franchise taxes payable	30,000	-	30,000
Due to affiliates		-	-

Total current liabilities	981,622	-	981,622

LONG TERM LIABILITIES
Deferred underwriting fee payable	6,771,556	-	6,771,556
Warrant Liability	-	18,049,387	18,049,387

Total long term liabilities	6,771,556	18,049,387	24,820,943

Total liabilities	7,753,178	18,049,387	25,802,565

COMMITMENTS AND CONTINGENCIES
Class A common stock subject to possible redemption, $0.0001 par value, 3,195,004 shares at redemption value of $10.10 per share at September 30, 2020	20,510,971	11,758,569	32,269,540

STOCKHOLDERS’ EQUITY
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	-	-	-
Class A Common Stock; $0.0001 par value; 100,000,000 shares authorized; 0 shares issued and outstanding (excluding 3,195,004 shares subject to possible redemption), as of September 30, 2020	117	(117)	-
Class B Common Stock; $0.0001 par value; 10,000,000 shares authorized; 4,232,222 shares issued and outstanding as of September 30, 2020	423	-	423
Additional paid-in capital	2,655,181	(2,655,181)	-
Retained earnings (accumulated deficit)	2,344,282	(27,152,659)	(24,808,377)

Total stockholders’ equity	5,000,003	(29,807,957)	(24,807,954)

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$33,264,152	$(0)	$33,264,152

	March 31, 2019 (unaudited)
	As Reported	Restatement Adjustments	As Restated
ASSETS
CURRENT ASSETS
Cash	$853,425	$-	$853,425
Prepaid expenses and other assets	69,446	-	69,446

Total current assets	922,871	-	922,871

OTHER ASSETS
Marketable securities held in trust account	173,274,478	-	173,274,478
Escrow for private placement		-	-

Total other assets	173,274,478	-	173,274,478

TOTAL ASSETS	174,197,349	-	174,197,349

LIABILITIES AND STOCKHOLDERS’ EQUITY

CURRENT LIABILITIES
Accounts payable	343,598	-	343,598
Private placement received in advance		-	-
Income taxes payable	429,131	-	429,131
Franchise taxes payable	50,000	-	50,000
Due to affiliates		-	-

Total current liabilities	822,729	-	822,729

LONG TERM LIABILITIES
Deferred underwriting fee payable	6,771,556	-	6,771,556
Warrant Liability	-	6,684,907	6,684,907

Total long term liabilities	6,771,556	6,684,907	13,456,463

Total liabilities	7,594,285	6,684,907	14,279,192

COMMITMENTS AND CONTINGENCIES
Class A common stock subject to possible redemption, $0.0001 par value, 15,338,432 shares at redemption value of $10.10 per share at March 31, 2019	161,603,060	(6,684,902)	154,918,158

STOCKHOLDERS’ EQUITY
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	-	-	-
Class A Common Stock; $0.0001 par value; 100,000,000 shares authorized; 1,590,457 shares issued and outstanding (excluding 15,338,432 shares subject to possible redemption), as of March 31, 2019	94	65	159
Class B Common Stock; $0.0001 par value; 10,000,000 shares authorized; 4,232,222 shares issued and outstanding as of March 31, 2019	423	-	423
Additional paid-in capital	4,134,879	(4,134,879)	-
Retained earnings	864,608	4,134,810	4,999,418

Total stockholders’ equity	5,000,004	(4)	5,000,000

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$174,197,349	$0	$174,197,349

	June 30, 2019 (unaudited)
	As Reported	Restatement Adjustments	As Restated
ASSETS
CURRENT ASSETS
Cash	$429,215	$-	$429,215
Prepaid expenses and other assets	58,821	-	58,821

Total current assets	488,036	-	488,036

OTHER ASSETS
Marketable securities held in trust account	174,189,472	-	174,189,472
Escrow for private placement		-	-

Total other assets	174,189,472	-	174,189,472

TOTAL ASSETS	174,677,508	-	174,677,508

LIABILITIES AND STOCKHOLDERS’ EQUITY

CURRENT LIABILITIES
Accounts payable	247,967	-	247,967
Private placement received in advance		-	-
Income taxes payable	324,096	-	324,096
Franchise taxes payable	40,000	-	40,000
Due to affiliates		-	-

Total current liabilities	612,063	-	612,063

LONG TERM LIABILITIES
Deferred underwriting fee payable	6,771,556	-	6,771,556
Warrant Liability	-	7,162,400	7,162,400

Total long term liabilities	6,771,556	7,162,400	13,933,956

Total liabilities	7,383,619	7,162,400	14,546,019

COMMITMENTS AND CONTINGENCIES
Class A common stock subject to possible redemption, $0.0001 par value, 15,359,553 shares at redemption value of $10.10 per share at June 30, 2019	162,293,880	(7,162,391)	155,131,489

STOCKHOLDERS’ EQUITY
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A Common Stock; $0.0001 par value; 100,000,000 shares authorized; 1,569,336 shares issued and outstanding (excluding 15,359,553 shares subject to possible redemption), as of June 30, 2019	87	70	157
Class B Common Stock; $0.0001 par value; 10,000,000 shares authorized; 4,232,222 shares issued and outstanding as of June 30, 2019	423	-	423
Additional paid-in capital	3,444,067	(3,444,067)	-
Retained earnings	1,555,432	3,443,988	4,999,420

Total stockholders’ equity	5,000,009	(9)	5,000,000

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$174,677,508	$0	$174,677,508

	September 30, 2019 (unaudited)
	As Reported	Restatement Adjustments	As Restated
ASSETS
CURRENT ASSETS
Cash	$685,621	$-	$685,621
Prepaid expenses and other assets	48,196	-	48,196

Total current assets	733,817	-	733,817

OTHER ASSETS
Marketable securities held in trust account	174,618,157	-	174,618,157
Escrow for private placement		-	-

Total other assets	174,618,157	-	174,618,157

TOTAL ASSETS	175,351,974	-	175,351,974

LIABILITIES AND STOCKHOLDERS’ EQUITY

CURRENT LIABILITIES
Accounts payable	236,169	-	236,169
Private placement received in advance		-	-
Income taxes payable	448,145	-	448,145
Franchise taxes payable	40,000	-	40,000
Due to affiliates		-	-

Total current liabilities	724,314	-	724,314

LONG TERM LIABILITIES
Deferred underwriting fee payable	6,771,556	-	6,771,556
Warrant Liability	-	9,072,373	9,072,373

Total long term liabilities	6,771,556	9,072,373	15,843,929

Total liabilities	7,495,870	9,072,373	16,568,243

COMMITMENTS AND CONTINGENCIES
Class A common stock subject to possible redemption, $0.0001 par value, 15,226,112 shares at redemption value of $10.10 per share at September 30, 2019	162,856,097	(9,072,366)	153,783,731

STOCKHOLDERS’ EQUITY
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A Common Stock; $0.0001 par value; 100,000,000 shares authorized; 1,702,777 shares issued and outstanding (excluding 15,226,112 shares subject to possible redemption), as of September 30, 2019	81	90	171
Class B Common Stock; $0.0001 par value; 10,000,000 shares authorized; 4,232,222 shares issued and outstanding as of September 30, 2019	423	-	423
Additional paid-in capital	2,881,856	(1,534,111)	1,347,745
Retained earnings	2,117,647	1,534,015	3,651,662

Total stockholders’ equity	5,000,007	(7)	5,000,000

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$175,351,974	$0	$175,351,974

Schedule of operation statement
	For the year ended December 31, 2020
	As Reported	Restatement Adjustments	As Restated
OPERATING EXPENSES
General and administrative	$292,252	$-	$292,252
Legal and professional fees	1,532,958	-	1,532,958
Franchise tax	200,000	-	200,000
Support services - related party	185,384	-	185,384

Total expenses	2,210,594	-	2,210,594

OTHER INCOME
Other income	212,129	-	212,129
Change in fair value of warrant liability		(68,334,046)	(68,334,046)
Interest income on investments held in Trust Account	1,405,514	-	1,405,514

Total other income	1,617,643	(68,334,046)	(66,716,403)

INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	(592,951)	(68,334,046)	(68,926,997)

Income tax expense	297,748	-	297,748

NET LOSS	$(890,699)	$(68,334,046)	$(69,224,745)

Weighted average shares outstanding of Class A common stock	8,655,806	-	8,655,806
Basic and diluted net income per share, Class A	$0.13	$(0.00)	$0.13

Weighted average shares outstanding of Class B common stock	4,232,222	-	4,232,222
Basic and diluted net loss per share, Class B	$(0.48)	$(16.14)	$(16.62)

	For the year ended December 31, 2019
	As Reported	Restatement Adjustments	As Restated
OPERATING EXPENSES
General and administrative	$155,854	$-	$155,854
Legal and professional fees	219,533	-	219,533
Franchise tax	200,000	-	200,000
Support services - related party	224,000	-	224,000

Total expenses	799,387	-	799,387

OTHER INCOME
Other income	-	-	-
Change in fair value of warrant liability		1,909,973	1,909,973
Interest income on investments held in Trust Account	3,950,927	-	3,950,927

Total other income	3,950,927	1,909,973	5,860,900

INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	3,151,540	1,909,973	5,061,513

Income tax expense	788,018	-	788,018

NET INCOME	$2,363,522	$1,909,973	$4,273,495

Weighted average shares outstanding of Class A common stock	16,928,889	-	16,928,889
Basic and diluted net income per share, Class A	$0.18	$(0.00)	$0.18

Weighted average shares outstanding of Class B common stock	4,232,222	-	4,232,222
Basic and diluted net loss per share, Class B	$(0.14)	$0.45	$0.31

	For the three months ended March 31, 2020 (unaudited)
	As Reported	Restatement Adjustments	As Restated
OPERATING EXPENSES
General and administrative	$19,074	$-	$19,074
Legal and professional fees	41,768	-	41,768
Franchise tax	50,000	-	50,000
Support services - related party	52,154	-	52,154

Total expenses	162,996	-	162,996

OTHER INCOME
Other income	-	-	-
Change in fair value of warrant liability	-	2,387,467	2,387,467
Interest income on investments held in Trust Account	1,352,505	-	1,352,505

Total other income	1,352,505	2,387,467	3,739,972

INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	1,189,509	2,387,467	3,576,976

Income tax expense	273,542	-	273,542

NET INCOME	$915,967	$2,387,467	$3,303,434

Weighted average shares outstanding of Class A common stock	16,928,889	-	16,928,889
Basic and diluted net income per share, Class A	$0.06	$0.00	$0.06

Weighted average shares outstanding of Class B common stock	4,232,222	-	4,232,222
Basic and diluted net loss per share, Class B	$(0.03)	$0.57	$0.54

	For the three months ended June 30, 2020 (unaudited)
	As Reported	Restatement Adjustments	As Restated
OPERATING EXPENSES
General and administrative	$13,820	$-	$13,820
Legal and professional fees	161,571	-	161,571
Franchise tax	50,000	-	50,000
Support services - related party	59,846	-	59,846

Total expenses	285,237	-	285,237

OTHER INCOME
Other income	-	-	-
Change in fair value of warrant liability	-	(14,802,294)	(14,802,294)
Interest income on investments held in Trust Account	38,392	-	38,392

Total other income	38,392	(14,802,294)	(14,763,902)

INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	(246,845)	(14,802,294)	(15,049,139)

Income tax expense	(2,422)	-	(2,422)

NET LOSS	$(244,423)	$(14,802,294)	$(15,046,717)

Weighted average shares outstanding of Class A common stock	11,740,532	-	11,740,532
Basic and diluted net income per share, Class A	$-	$(0.00)	$(0.00)

Weighted average shares outstanding of Class B common stock	4,232,222	-	4,232,222
Basic and diluted net loss per share, Class B	$(0.06)	$(3.49)	$(3.55)

	For the three months ended September 30, 2020 (unaudited)
	As Reported	Restatement Adjustments	As Restated
OPERATING EXPENSES
General and administrative	$49,172	$-	$49,172
Legal and professional fees	853,628	-	853,628
Franchise tax	50,000	-	50,000
Support services - related party	52,154	-	52,154

Total expenses	1,004,954	-	1,004,954

OTHER INCOME
Other income	-	-	-
Change in fair value of warrant liability	-	2,005,333	2,005,333
Interest income on investments held in Trust Account	13,285	-	13,285

Total other income	13,285	2,005,333	2,018,618

INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	(991,669)	2,005,333	1,013,664

Income tax expense	(7,695)	-	(7,695)

NET INCOME	$(983,974)	$2,005,333	$1,021,359

Weighted average shares outstanding of Class A common stock	3,195,004	-	3,195,004
Basic and diluted net income per share, Class A	$-	$(0.01)	$(0.01)

Weighted average shares outstanding of Class B common stock	4,232,222	-	4,232,222
Basic and diluted net (loss) income per share, Class B	$(0.23)	$0.48	$0.25

	For the six months ended June 30, 2020 (unaudited)
	As Reported	Restatement Adjustments	As Restated
OPERATING EXPENSES
General and administrative	$32,895	$-	$32,895
Legal and professional fees	203,338	-	203,338
Franchise tax	100,000	-	100,000
Support services - related party	112,000	-	112,000

Total expenses	448,233	-	448,233

OTHER INCOME
Other income	-	-	-
Change in fair value of warrant liability	-	(12,414,827)	(12,414,827)
Interest income on investments held in Trust Account	1,390,897	-	1,390,897

Total other income	1,390,897	(12,414,827)	(11,023,930)

INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	942,664	(12,414,827)	(11,472,163)

Income tax expense	271,120	-	271,120

NET LOSS	$671,544	$(12,414,827)	$(11,743,283)

Weighted average shares outstanding of Class A common stock	14,334,711	-	14,334,711
Basic and diluted net income per share, Class A	$0.07	$0.00	$0.07

Weighted average shares outstanding of Class B common stock	4,232,222	-	4,232,222
Basic and diluted net loss per share, Class B	$(0.08)	$(2.94)	$(3.02)

	For the nine months ended September 30, 2020 (unaudited)
	As Reported	Restatement Adjustments	As Restated
OPERATING EXPENSES
General and administrative	$82,067	$-	$82,067
Legal and professional fees	1,056,966	-	1,056,966
Franchise tax	150,000	-	150,000
Support services - related party	164,154	-	164,154

Total expenses	1,453,187	-	1,453,187

OTHER INCOME
Other income	-	-	-
Change in fair value of warrant liability	-	(10,409,494)	(10,409,494)
Interest income on investments held in Trust Account	1,404,182	-	1,404,182

Total other income		(10,409,494)	(9,005,312)

INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	(49,005)	(10,409,494)	(10,458,499)

Income tax expense	263,425	-	263,425

NET LOSS	$(312,430)	$(10,409,494)	$(10,721,924)

Weighted average shares outstanding of Class A common stock	10,566,869	-	10,566,869
Basic and diluted net income per share, Class A	$0.09	$0.00	$0.09

Weighted average shares outstanding of Class B common stock	4,232,222	-	4,232,222
Basic and diluted net loss per share, Class B	$(0.31)	$(2.46)	$(2.77)

	For the three months ended March 31, 2019 (unaudited)
	As Reported	Restatement Adjustments	As Restated
OPERATING EXPENSES
General and administrative	$123,248	$-	$123,248
Legal and professional fees	51,579	-	51,579
Franchise tax	50,000	-	50,000
Support services - related party	52,154	-	52,154

Total expenses	276,981	-	276,981

OTHER INCOME
Other income	-	-	-
Change in fair value of warrant liability	-	2,864,960	2,864,960
Interest income on investments held in Trust Account	1,060,684	-	1,060,684

Total other income	1,060,684	2,864,960	3,925,644

INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	783,703	2,864,960	3,648,663

Income tax expense	212,285	-	212,285

NET INCOME	$571,418	$2,864,960	$3,436,378

Weighted average shares outstanding of Class A common stock	16,928,889	-	16,928,889
Basic and diluted net income per share, Class A	$0.05	$(0.00)	$0.05

Weighted average shares outstanding of Class B common stock	4,232,222	-	4,232,222
Basic and diluted net (loss) income per share, Class B	$(0.05)	$0.67	$0.62

	For the three months ended June 30, 2019 (unaudited)
	As Reported	Restatement Adjustments	As Restated
OPERATING EXPENSES
General and administrative	$17,263	$-	$17,263
Legal and professional fees	57,769	-	57,769
Franchise tax	70,000	-	70,000
Support services - related party	59,846	-	59,846

Total expenses	204,878	-	204,878

OTHER INCOME
Other income	-	-	-
Change in fair value of warrant liability	-	(477,493)	(477,493)
Interest income on investments held in Trust Account	1,115,194	-	1,115,194

Total other income	1,115,194	(477,493)	637,701

INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	910,316	(477,493)	432,823

Income tax expense	219,492	-	219,492

NET INCOME	$690,824	$(477,493)	$213,331

Weighted average shares outstanding of Class A common stock	16,928,889	-	16,928,889
Basic and diluted net income per share, Class A	$0.05	$(0.00)	$0.05

Weighted average shares outstanding of Class B common stock	4,232,222	-	4,232,222
Basic and diluted net loss per share, Class B	$(0.03)	$(0.11)	$(0.14)

	For the three months ended September 30, 2019 (unaudited)
	As Reported	Restatement Adjustments	As Restated
OPERATING EXPENSES
General and administrative	$24,411	$-	$24,411
Legal and professional fees	30,383	-	30,383
Franchise tax	40,000	-	40,000
Support services - related party	52,154	-	52,154

Total expenses	146,948	-	146,948

OTHER INCOME
Other income	-	-	-
Change in fair value of warrant liability	-	(1,909,973)	(1,909,973)
Interest income on investments held in Trust Account	887,300	-	887,300

Total other income	887,300	(1,909,973)	(1,022,673)

INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	740,352	(1,909,973)	(1,169,621)

Income tax expense	178,137	-	178,137

NET LOSS	$562,215	$(1,909,973)	$(1,347,758)

Weighted average shares outstanding of Class A common stock	16,928,889	-	16,928,889
Basic and diluted net income per share, Class A	$0.04	$(0.00)	$0.04

Weighted average shares outstanding of Class B common stock	4,232,222	-	4,232,222
Basic and diluted net loss per share, Class B	$(0.03)	$(0.45)	$(0.48)

	For the six months ended June 30, 2019 (unaudited)
	As Reported	Restatement Adjustments	As Restated
OPERATING EXPENSES
General and administrative	$119,619	$-	$119,619
Legal and professional fees	130,239	-	130,239
Franchise tax	120,000	-	120,000
Support services - related party	112,000	-	112,000

Total expenses	481,858	-	481,858

OTHER INCOME
Other income	-	-	-
Change in fair value of warrant liability	-	2,387,467	2,387,467
Interest income on investments held in Trust Account	2,175,878	-	2,175,878

Total other income	2,175,878	2,387,467	4,563,345

INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	1,694,020	2,387,467	4,081,487

Income tax expense	431,778	-	431,778

NET INCOME	$1,262,242	$2,387,467	$3,649,709

Weighted average shares outstanding of Class A common stock	16,928,889	-	16,928,889
Basic and diluted net income per share, Class A	$0.10	$(0.00)	$0.10

Weighted average shares outstanding of Class B common stock	4,232,222	-	4,232,222
Basic and diluted net income per share, Class B	$-	$0.48	$0.48

	For the nine months ended September 30, 2019 (unaudited)
	As Reported	Restatement Adjustments	As Restated
OPERATING EXPENSES
General and administrative	$144,030	$-	$144,030
Legal and professional fees	160,622	-	160,622
Franchise tax	160,000	-	160,000
Support services - related party	164,154	-	164,154

Total expenses	628,806	-	628,806

OTHER INCOME
Other income	-	-	-
Change in fair value of warrant liability	-	477,493	477,493
Interest income on investments held in Trust Account	3,063,178	-	3,063,178

Total other income	3,063,178	477,493	3,540,671

INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	2,434,372	477,493	2,911,865

Income tax expense	609,915	-	609,915

NET INCOME	$1,824,457	$477,493	$2,301,950

Weighted average shares outstanding of Class A common stock	16,928,889	-	16,928,889
Basic and diluted net income per share, Class A	$0.14	$(0.00)	$0.14

Weighted average shares outstanding of Class B common stock	4,232,222	-	4,232,222
Basic and diluted net (loss) income per share, Class B	$(0.11)	$0.11	$0.54

Schedule of cash flow statement
	For the year ended December 31, 2020
	As Reported	Restatement Adjustments	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$(890,699)	$(68,334,046)	$(69,224,745)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned in Trust Account	(1,405,514)	-	(1,405,514)
Other income remitted directly to Trust Account	(212,129)	-	(212,129)
Change in fair value of warrant liability	-	68,334,046	68,334,046
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(3,101)	-	(3,101)
Accounts payable	1,544,231	-	1,544,231
Income taxes payable	(572,160)	-	(572,160)
Franchise taxes payable	(50,000)	-	(50,000)

Net cash flows used in operating activities	(1,589,372)	-	(1,589,372)

CASH FLOWS FROM INVESTING ACTIVITIES
Cash released from Trust Account for Class A common stock redemptions	148,155,560	-	148,155,560
Cash moved to escrow from private placement received in advance	(20,002,872)	-	(20,002,872)
Investment income released from Trust Account to pay taxes	1,104,885	-	1,104,885

Net cash flows provided by financing activities	129,257,573	-	129,257,573

CASH FLOWS FROM FINANCING ACTIVITIES
Cash used for Class A common stock redemptions	(148,155,560)	-	(148,155,560)
Proceeds from private placement received in advance	20,002,872	-	20,002,872
Proceeds from due to affiliates	45,000	-	45,000

Net cash flows used in financing activities	(128,107,688)	-	(128,107,688)

NET CHANGE IN CASH	(439,487)	-	(439,487)

CASH, BEGINNING OF YEAR	482,665	-	482,665

CASH, END OF YEAR	$43,178	$-	$43,178

Supplemental disclosure of noncash activities:
Change in value of Class A common stock subject to possible redemption	$(149,100,257)	$20,126,283	$(128,973,974)
Supplemental cash flow disclosure:
Income taxes paid	$904,885	$-	$904,885

	For the year ended December 31, 2019
	As Reported	Restatement Adjustments	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$2,363,522	$1,909,973	$4,273,495
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned in Trust Account	(3,950,927)	-	(3,950,927)
Other income remitted directly to Trust Account	-	-	-
Change in fair value of warrant liability	-	(1,909,973)	(1,909,973)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	34,298	-	34,298
Accounts payable	(146,591)	-	(146,591)
Income taxes payable	355,314	-	355,314
Franchise taxes payable	(120,000)	-	(120,000)

Net cash flows used in operating activities	(1,464,384)	-	(1,464,384)

CASH FLOWS FROM INVESTING ACTIVITIES
Cash released from Trust Account for Class A common stock redemptions	-	-	-
Cash moved to escrow from private placement received in advance	-	-	-
Investment income released from Trust Account to pay taxes	754,104	-	754,104

Net cash flows provided by financing activities	754,104	-	754,104

CASH FLOWS FROM FINANCING ACTIVITIES
Cash used for Class A common stock redemptions	-	-	-
Proceeds from private placement received in advance	-	-	-
Proceeds from due to affiliates	-	-	-

Net cash flows used in financing activities	-	-	-

NET CHANGE IN CASH	(710,280)	-	(710,280)

CASH, BEGINNING OF YEAR	1,192,945	-	1,192,945

CASH, END OF YEAR	$482,665	$-	$482,665

Supplemental disclosure of noncash activities:
Change in value of Class A common stock subject to possible redemption	$2,363,521	$1,909,974	$4,273,495
Supplemental cash flow disclosure:
Income taxes paid	$432,704	$-	$432,704

	For the three months ended March 31, 2020 (unaudited)
	As Reported	Restatement Adjustments	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$915,967	$2,387,467	$3,303,434
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned in Trust Account	(1,352,505)	-	(1,352,505)
Change in fair value of warrant liability	-	(2,387,467)	(2,387,467)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	10,625	-	10,625
Accounts payable	11,009	-	11,009
Income taxes payable	273,542	-	273,542
Franchise taxes payable	(30,000)	-	(30,000)

Net cash flows used in operating activities	(171,362)	-	(171,362)

NET DECREASE IN CASH	(171,362)	-	(171,362)

CASH, BEGINNING OF PERIOD	482,665	-	482,665

CASH, END OF PERIOD	$311,303	-	$311,303

Supplemental disclosure of noncash activities:
Change in value of Class A common stock subject to possible redemption	$915,969	(4,219,403)	$(3,303,434)

	For the six months ended June 30, 2020 (unaudited)
	As Reported	Restatement Adjustments	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$671,544	$(12,414,827)	$(11,743,283)
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned in Trust Account	(1,390,897)	-	(1,390,897)
Change in fair value of warrant liability	-	12,414,827	12,414,827
Changes in operating assets and liabilities:
Prepaid expenses and other assets	21,250	-	21,250
Accounts payable	109,930	-	109,930
Income taxes payable	(300,223)	-	(300,223)
Franchise taxes payable	(60,000)	-	(60,000)

Net cash flows used in operating activities	(948,396)	-	(948,396)

CASH FLOWS FROM INVESTING ACTIVITIES
Cash released from Trust Account for Class A common stock redemptions	142,571,767	-	142,571,767
Investment income released from Trust Account to pay taxes	1,064,887	-	1,064,887

Net cash flows used in financing activities	143,636,654	-	143,636,654

CASH FLOWS FROM FINANCING ACTIVITIES
Cash used for Class A common stock redemption	(142,571,767)	-	(142,571,767)

Net cash flows provided by financing activities	(142,571,767)	-	(142,571,767)

NET INCREASE (DECREASE) IN CASH	116,491	-	116,491

CASH, BEGINNING OF PERIOD	482,665	-	482,665

CASH, END OF PERIOD	$599,156	$-	$599,156

Supplemental disclosure of noncash activities:
Federal income taxes paid from operating account	571,343	-	571,343
Change in value of Class A common stock subject to possible redemption	$(141,900,223)	$18,414,488	$(123,485,735)

	For the nine months ended September 30, 2020 (unaudited)
	As Reported	Restatement Adjustments	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$(312,430)	$(10,409,494)	$(10,721,924)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned in Trust Account	(1,404,182)	-	(1,404,182)
Change in fair value of warrant liability	-	10,409,494	10,409,494
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(37,426)	-	(37,426)
Accounts payable	839,654	-	839,654
Income taxes payable	(572,160)	-	(572,160)
Franchise taxes payable	(50,000)	-	(50,000)

Net cash flows used in operating activities	(1,536,544)	-	(1,536,544)

CASH FLOWS FROM INVESTING ACTIVITIES
Cash released from Trust Account for Class A common stock redemptions	142,571,768	-	142,571,768
Investment income released from Trust Account to pay taxes	1,064,888	-	1,064,888

Net cash flows provided by investing activities	143,636,656	-	143,636,656

CASH FLOWS FROM FINANCING ACTIVITIES
Cash used for Class A common stock redemptions	(142,571,768)	-	(142,571,768)

Net cash flows used in financing activities	(142,571,768)	-	(142,571,768)

NET DECREASE IN CASH	(471,656)	-	(471,656)

CASH, BEGINNING OF PERIOD	482,665	-	482,665

CASH, END OF PERIOD	$11,009	$-	$11,009

Supplemental disclosure of noncash activities:
Federal income taxes paid from operating account	$904,885	$-	$904,885
Change in value of Class A common stock subject to possible redemption	$(142,884,193)	$19,398,458	$(123,485,735)

	For the three months ended March 31, 2019 (unaudited)
	As Reported	Restatement Adjustments	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$571,418	$2,864,960	$3,436,378
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned in Trust Account	(1,060,684)	-	(1,060,684)
Change in fair value of warrant liability	-	(2,864,960)	(2,864,960)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	2,423	-	2,423
Accounts payable	85,039	-	85,039
Income taxes payable	212,285	-	212,285
Franchise taxes payable	(150,000)	-	(150,000)

Net cash flows used in operating activities	(339,519)	-	(339,519)

NET DECREASE IN CASH	(339,520)	-	(339,520)

CASH, BEGINNING OF PERIOD	1,192,945	-	1,192,945

CASH, END OF PERIOD	$853,425	-	853,425

Supplemental disclosure of noncash activities:
Change in value of Class A common stock subject to possible redemption	$571,417	2,864,961	3,436,378

	For the six months ended June 30, 2019 (unaudited)
	As Reported	Restatement Adjustments	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$1,262,242	$2,387,467	$3,649,709
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned in Trust Account	(2,175,878)	-	(2,175,878)
Change in fair value of warrant liability	-	(2,387,467)	(2,387,467)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	13,048	-	13,048
Accounts payable	(10,592)	-	(10,592)
Income taxes payable	107,250	-	107,250
Franchise taxes payable	(160,000)	-	(160,000)

Net cash flows used in operating activities	(963,930)		(963,930)

CASH FLOWS FROM INVESTING ACTIVITIES
Cash released from Trust Account for Class A common stock redemptions	-	-	-
Investment income released from Trust Account to pay taxes	200,200	-	200,200

Net cash flows used in financing activities	200,200	-	200,200

CASH FLOWS FROM FINANCING ACTIVITIES
Cash used for Class A common stock redemption	-	-	-

Net cash flows provided by financing activities	-	-	-

NET INCREASE (DECREASE) IN CASH	(763,730)	-	(763,730)

CASH, BEGINNING OF PERIOD	1,192,945	-	1,192,945

CASH, END OF PERIOD	$429,215	$-	$429,215

Supplemental disclosure of noncash activities:
Federal income taxes paid from operating account	$324,528	$-	$324,528
Change in value of Class A common stock subject to possible redemption	$1,262,237	$2,387,472	$3,649,709

	For the nine months ended September 30, 2019 (unaudited)
	As Reported	Restatement Adjustments	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$1,824,457	$477,493	$2,301,950
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned in Trust Account	(3,063,178)	-	(3,063,178)
Change in fair value of warrant liability	-	(477,493)	(477,493)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	23,673	-	23,673
Accounts payable	(22,390)	-	(22,390)
Income taxes payable	231,299	-	231,299
Franchise taxes payable	(160,000)	-	(160,000)
		-
Net cash flows used in operating activities	(1,166,139)	-	(1,166,139)
		-
CASH FLOWS FROM INVESTING ACTIVITIES		-
Cash released from Trust Account for Class A common stock redemptions	-	-	-
Investment income released from Trust Account to pay taxes	658,815	-	658,815
		-
Net cash flows provided by investing activities	658,815	-	658,815
		-
CASH FLOWS FROM FINANCING ACTIVITIES		-
Cash used for Class A common stock redemptions	-	-	-
		-
Net cash flows used in financing activities	-	-	-
		-
NET DECREASE IN CASH	(507,324)	-	(507,324)
		-
CASH, BEGINNING OF PERIOD	1,192,945	-	1,192,945
		-
CASH, END OF PERIOD	$685,621	$-	$685,621
		-
Supplemental disclosure of noncash activities:		-
Federal income taxes paid from operating account	$378,616	$-	$378,616
Change in value of Class A common stock subject to possible redemption	$1,824,454	$477,496	$2,301,950